Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 740,887,500.00
Previously Paid Amount	0.00
Total Fee Amount	113,429.88
Total Offset Amount	0.00
Net Fee	113,429.88
Narrative - Max Aggregate Offering Price	$ 740,887,500.00
Final Prospectus	true